Earnings (Loss) Per Share	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Earnings (Loss) Per Share	EARNINGS (LOSS) PER SHARE
Basic earnings (loss) per share are calculated by dividing profit or loss attributable to the Company's ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.
Diluted earnings (loss) per share are calculated by adjusting profit attributable to ordinary shareholders and the average number of ordinary shares outstanding weighted for the effects of all potentially dilutive instruments (share warrants, redeemable share warrants, free shares, stock options and bonds convertible into new and/or existing shares).
The components of the earnings (loss) per share computation are as follows:

Earnings per share	Year ended
	2022/06/30	2023/06/30
Profit (loss) for the period (in € thousands)	(10,399)	(20,854)
Weighted average number of ordinary shares used to calculate basic earnings (loss) per share	49,668,718	49,701,858
Basic earnings (loss) per share (€/share)	(0.21)	(0.42)
Diluted earnings (loss) per share (€/share)	(0.21)	(0.42)
The weighted average numbers of ordinary shares as noted above exclude treasury shares held by GENFIT.
The following table summarizes the potential common shares not included in the computation of diluted earnings per share because their impact would have been antidilutive:

Potential common shares not included in the computation of diluted earnings per share	Half-year ended
2023/06/30
BSA	35,070
STOCK OPTIONS	995,381
AGA	124,391
OCEANES	10,580,141